OFF-BALANCE SHEET RISK AND COMMITMENTS (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Contract amount of exposure to off-balance sheet credit risk [Abstract]
Financial instruments whose contract represents credit risk	$ 71,927	$ 67,718
Undisbursed Lines of Credit [Member]
Contract amount of exposure to off-balance sheet credit risk [Abstract]
Financial instruments whose contract represents credit risk	71,314	67,109
Letters of Credit [Member]
Contract amount of exposure to off-balance sheet credit risk [Abstract]
Financial instruments whose contract represents credit risk	$ 613	$ 609